Derivative Instruments and Hedging Activities - Narrative (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	May 29, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($)	Nov. 05, 2019 USD ($)
Derivative [Line Items]
Unrealized loss, net of taxes		$ 116,000	$ 234,000	$ (41,000)
Cash flow hedge gain to be reclassified during next 12 months		600,000	600,000	600,000
Interest expense
Derivative [Line Items]
Unrealized loss, net of taxes		155,000	311,000	$ 100,000
Interest Rate Swap
Derivative [Line Items]
Derivative, notional amount	$ 325,000,000.0
Tranche One
Derivative [Line Items]
Derivative, amount of notional amount per tranche, percent	84.60%
Tranche One | Long-term Debt
Derivative [Line Items]
Derivative, amount of hedged item	$ 275,000,000.0
Tranche Two
Derivative [Line Items]
Derivative, amount of notional amount per tranche, percent	15.40%
Tranche Two | Long-term Debt
Derivative [Line Items]
Derivative, amount of hedged item	$ 50,000,000.0
LIBOR | Interest Rate Swap
Derivative [Line Items]
Derivative, exchange floating rate floor	0.01
Derivative, exchange floating rate basis spread	6.00%
Base Rate | Interest Rate Swap
Derivative [Line Items]
Derivative, basis spread on variable rate	1.188%
Secured Debt | Line of Credit
Derivative [Line Items]
Debt instrument, face amount					$ 425,000,000.0
Line of credit facility, maximum borrowing capacity		$ 425,000,000.0	$ 425,000,000.0
Secured Debt | Line of Credit | Base Rate
Derivative [Line Items]
Derivative, fixed interest rate	6.00%